Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Parenthetical) (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [LineItems]
Impairment on Classification As Held for Sale for Kantar Group				£ (94.5)
Gain (loss) on disposal of business		£ 31.0	£ 37.0	93.8
Discontinued operations [member]
Statement [LineItems]
Impairment on Classification As Held for Sale for Kantar Group	[1]			(94.5)
Gain (loss) on disposal of business	[2]	9.9	£ 6.5	£ 14.6
Discontinued operations [member] | Kantar [member] | WPP Scan Group [member]
Statement [LineItems]
Gain (loss) on disposal of business		£ 9.3
Percentage of ownership interest in subsidiaries		56.25%

[1]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5 in the year ended 31 December 2019.
[2]	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.